Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	R$ 21,302	R$ 47,187
Short-term investments	220,301	26,389
Trade receivables	235,560	224,128
Income taxes recoverable	2,423	6,994
Prepaid expenses	19,710	20,010
Receivable from hub partners	39,351	31,979
Other current assets	40,459	14,853
TOTAL CURRENT ASSETS	579,106	371,540
NON-CURRENT ASSETS
Trade receivables	69,127	47,012
Indemnification assets	28,426	9,853
Deferred tax assets	226,959	203,043
Receivable from hub partners	57,277	48,117
Other non-current assets	11,100	6,903
Right-of-use assets	349,683	350,393
Property and equipment	205,852	194,575
Intangible assets	4,342,190	4,427,643
TOTAL NON-CURRENT ASSETS	5,290,614	5,287,539
TOTAL ASSETS	5,869,720	5,659,079
CURRENT LIABILITIES
Trade payables	112,073	99,697
Loans and financing	151,120	131,158
Lease liabilities	51,621	51,310
Labor and social obligations	90,426	43,105
Taxes payable	17,370	16,006
Prepayments from customers	45,331	43,606
Other current liabilities	24,640	7,484
TOTAL CURRENT LIABILITIES	492,581	392,366
NON-CURRENT
Loans and financing	2,030,699	1,489,088
Lease liabilities	276,213	272,029
Payables from acquisition of subsidiaries		507,361
Taxes payable	6,075
Provisions for contingencies	41,878	29,182
Deferred tax liabilities	730,896	773,394
Share-based compensation	1,974	19,805
Other non-current liabilities	4,696	1,465
TOTAL NON-CURRENT LIABILITIES	3,092,431	3,092,324
TOTAL LIABILITIES	3,585,012	3,484,690
EQUITY
Share capital	8	8
Capital reserves	2,056,054	2,054,527
Retained earnings	228,646	119,854
TOTAL EQUITY	2,284,708	2,174,389
TOTAL LIABILITIES AND EQUITY	R$ 5,869,720	R$ 5,659,079